Company information - Key Events of the Six Month Period Ended June 30, 2021 (Details) € in Millions, $ in Millions		1 Months Ended		2 Months Ended	4 Months Ended	6 Months Ended
	Jun. 15, 2021 USD ($)	May 31, 2021 study	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)
Disclosure Of Information Related To The Company [Line Items]
Royalties agreement, period						6 years	6 years
Termination of PharmaEngine collaboration agreement, NBTXR3
Disclosure Of Information Related To The Company [Line Items]
Contractual commitments, payment			$ 2.5		$ 4.0	$ 6.5	€ 5.4
Contractual commitments, milestone payment upon receipt of clinical study reports			1.0
Contractual commitments, milestone payment upon second regulatory approval			$ 5.0
Royalties agreement, period			10 years
Termination of PharmaEngine collaboration agreement, NBTXR3 | Maximum
Disclosure Of Information Related To The Company [Line Items]
Onerous contracts provision			$ 12.5
LianBio, NBTXR3
Disclosure Of Information Related To The Company [Line Items]
Number of global registrational studies supported | study		5
Collaboration agreement, upfront payment received	$ 20.0			$ 20.0
LianBio, NBTXR3 | Maximum
Disclosure Of Information Related To The Company [Line Items]
Collaboration agreement, potential development and commercial milestones payments				$ 220.0	$ 220.0	$ 220.0